Employee Benefits - Summary of Changes in Present Value of Defined Benefit Obligations and Changes in Fair Value of Plan Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Defined benefit obligation at 1 January	$ 3,004
Interest cost	(101)	$ (113)	$ (118)
Actuarial gains/(losses) - demographic assumptions	(472)	(546)	(42)
Defined benefit obligation at 31 December	2,971	3,004
Present Value of Defined Benefit Obligation [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at 1 January	7,952	7,594	8,585
Current service costs	(74)	(73)	(81)
Interest cost	340	347	354
Past service gain/(cost)	17	8	8
Assets distributed on settlements	6	174	3
Benefits paid	502	482	517
Contribution by plan participants	4	4	4
Acquisition and disposal through business combination		260
Actuarial gains/(losses) - demographic assumptions	24	(1)	4
Actuarial gains/(losses) - financial assumptions	(264)	(607)	283
Experience adjustments	(21)	37	14
Exchange differences	(343)	256	606
Transfers and other movements	(39)	23	5
Defined benefit obligation at 31 December	8,410	7,952	7,594
Plan Assets [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at 1 January	5,177	5,075	5,773
Interest cost	239	249	253
Administration costs	(22)	(24)	(20)
Assets distributed on settlements	7	164
Return on plan assets exceeding interest income	233	297	(211)
Benefits paid	502	478	517
Contributions by AB InBev	315	302	275
Contribution by plan participants	4	4	4
Acquisition and disposal through business combination		68
Exchange differences	214	(155)	(482)
Transfers and other movements	(28)	3
Defined benefit obligation at 31 December	$ 5,623	$ 5,177	$ 5,075